Tax Assets and Liabilities - Summary of Movement in Deferred Tax Assets/(Liabilities) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	$ (159)	$ (203)
Recognised in profit or loss	44	44
Ending balance	(115)	(159)
Property, plant and equipment [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	(75)	(453)
Recognised in profit or loss	(317)	374
Effects of movement in foreign exchange rates	2	4
Ending balance	(390)	(75)
Intangible assets [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	(37,674)	(1,469)
Acquired in business combination		(34,301)
Recognised in profit or loss	3,945	(943)
Effects of movement in foreign exchange rates	54	(961)
Ending balance	(33,675)	(37,674)
Tax loss carry forwards [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	37,590	1,719
Acquired in business combination		34,301
Recognised in profit or loss	(3,584)	613
Effects of movement in foreign exchange rates	(56)	957
Ending balance	$ 33,950	$ 37,590